UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.73%
Amusement, Gambling, and Recreation Industries - 1.18%
Walt Disney Co.	3,000	163,770
Broadcasting (except Internet) - 1.15%
Comcast Corp.	4,000	159,160
Chemical Manufacturing - 13.13%
Bristol-Myers Squibb Co.	4,000	147,880
Celgene Corp. (a)	1,500	154,770
Ecolab, Inc.	6,500	497,575
E.I. du Pont de Nemours & Co.	6,000	287,400
Johnson & Johnson	3,000	228,330
Mead Johnson Nutrition Co.	4,200	314,622
Pfizer, Inc.	7,000	191,590
		1,822,167
Clothing and Clothing Accessories Stores - 1.31%
Tiffany & Co.	2,700	181,332
Computer and Electronic Product Manufacturing - 4.69%
Apple, Inc.	550	242,770
EMC Corp. (a)	2,000	46,020
International Business Machines Corp.	1,800	361,494
		650,284
Couriers and Messangers - 2.38%
United Parcel Service, Inc.	4,000	330,600
Credit Intermediation and Related Activities - 8.43%
American Express Co.	3,000	186,450
JPMorgan Chase & Co.	12,000	587,040
Visa, Inc.	2,500	396,600
		1,170,090
Data Processing, Hosting and Related Services - 3.98%
Automatic Data Processing, Inc.	9,000	552,240
Food Services and Drinking Places - 6.02%
Dunkin' Brands Group, Inc.	9,000	334,350
McDonald's Corp.	2,000	191,800
Starbucks Corp.	3,000	164,460
Yum! Brands, Inc.	2,200	144,056
		834,666
General Merchandise Stores - 3.29%
Costco Wholesale Corp.	4,500	455,805
Health and Personal Care Stores - 1.18%
Walgreen Co.	4,000	163,760
Insurance Carriers and Related Activities - 4.92%
Berkshire Hathaway, Inc. (a)	2,100	214,536
Verisk Analytics, Inc. (a)	8,000	468,160
		682,696
Machinery Manufacturing - 4.59%
Donaldson Co., Inc.	8,000	288,240
General Electric Co.	15,000	348,300
		636,540
Miscellaneous Manufacturing - 5.96%
3M Co.	5,500	572,000
Stryker Corp.	4,000	255,520
		827,520
Oil and Gas Extraction - 2.35%
Devon Energy Corp.	6,000	325,560
Other Information Services - 5.23%
Facebook, Inc. (a)	9,000	245,250
Google, Inc. (a)	600	480,720
		725,970
Professional, Scientific, and Technical Services - 7.91%
Accenture PLC (b)	7,000	520,520
Tetra Tech, Inc. (a)	20,000	577,200
		1,097,720
Publishing Industries (except Internet) - 7.69%
Intuit, Inc.	8,000	515,840
Microsoft Corp.	7,500	208,500
Oracle Corp.	10,000	342,600
		1,066,940
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.56%
BlackRock, Inc.	900	215,775
Support Activities for Mining - 4.21%
Schlumberger Ltd. (b)	7,500	583,875
Transportation Equipment Manufacturing - 2.57%
Johnson Controls, Inc.	7,000	220,290
United Technologies Corp.	1,500	135,825
		356,115
TOTAL COMMON STOCKS Cost ($9,585,479)		13,002,585

SHORT-TERM INVESTMENTS - 6.41%
Money Market Fund - 6.41%
Fidelity Institutional Government Portfolio, 0.010% (c)	650,000	650,000
First American Government Obligations Fund, 0.016%, (c)	239,981	239,981
TOTAL SHORT-TERM INVESTMENTS Cost ($889,981)		889,981

Total Investments (Cost $10,475,460) - 100.14%		13,892,566
Liabilities in Excess of Other Assets - (0.14)%		(19,929)
TOTAL NET ASSETS - 100.00%		$13,872,637

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2013

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$10,475,460
Gross unrealized appreciation	3,590,575
Gross unrealized depreciation	(173,469)
Net unrealized appreciation	$3,417,106

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$13,002,585	$-	$-	$13,002,585
Short-Term Investments	889,981	-	-	889,981
Total Investments in Securities	$13,892,566	$-	$-	$13,892,566

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2013.

There were no transfers into and out of Level 1 and 2 during the period ended February 28, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date          April 18, 2013

* Print the name and title of each signing officer under his or her signature.